Fees Summary	Jul. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 514,000
Previously Paid Amount	0.00
Total Fee Amount	78.69
Total Offset Amount	0.00
Net Fee	78.69
Narrative - Max Aggregate Offering Price	$ 514,000
Final Prospectus	true